Condensed Statement of Cash Flows - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (9,500,741)	$ (2,217,120)		$ (15,866,786)	$ (9,625,942)	$ (7,685,519)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization of capitalized software	0	33,963		107,931	9,056	10,694
Long-term incentive plan expense	0	32,088		150,099	(736)	31,206
Carve-out expenses (noncash, contributed from Parent)	732,769	0
Changes in operating assets and liabilities:
Other assets	(116,645)	(8,000)		(17,030)	(1,379)	14,795
Related party receivable	57,321	0		(220,000)	0	0
Accounts payable	(98,593)	(752,401)		30,653	527,376	99,845
Accruals and other liabilities				929,123	62,836	27,583
Related party payable	7,716,126	0
Other payables	(659,187)	23,690
Net cash used in operating activities	(1,868,950)	(2,887,780)		(14,886,010)	(9,028,789)	(7,501,396)
Cash Flows from Financing Activities:
Transfer from parent	0	2,887,780		14,262,533	9,028,789	7,501,396
Capital contribution				15,000,000	0	0
Net cash provided by financing activities	0	2,887,780		29,262,533	9,028,789	7,501,396
Net Change in Cash	(1,868,950)	0
Cash and cash equivalents at the beginning of the period	14,376,523	0		0	0	0
Cash and cash equivalents at the end of the period	12,507,573	0	$ 0	14,376,523	0	0
Supplemental disclosure of other noncash investing and financing activities
Additions to capitalized software transferred by Parent	0	117,127		784,241	16,494	$ 26,699
ZANITE ACQUISITION CORP [Member]
Cash flows from operating activities:
Net income (loss)	5,396,780	11,747,078	(16,662,667)	14,521,803
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative liabilities	(6,952,500)	(12,118,500)	15,457,500	(20,599,500)
Interest earned on investments held in Trust Account	(21,121)	(5,729)	(2,673)	(23,403)
Transaction costs allocated to warrant issuance			854,301	0
Changes in operating assets and liabilities:
Prepaid expenses	8,292	19,698	(308,608)	215,413
Accounts payable and accrued expenses	967,888	(111,009)	352,051	4,389,215
Net cash used in operating activities	(600,661)	(468,462)	(310,096)	(1,496,472)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(232,300,000)	(4,600,000)
Net cash used in investing activities			(232,300,000)	(4,600,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party	150,000	0
Proceeds from sale of Units, net of underwriting discounts paid			225,400,000	0
Proceeds from sale of Private Placement Warrants	4,600,000		9,650,000	4,600,000
Repayment of promissory note – related party			(90,093)	0
Payment of offering costs			(378,000)	0
Net cash provided by financing activities	150,000	0	234,581,907	4,600,000
Net Change in Cash	(450,661)	(468,462)	1,971,811	(1,496,472)
Cash and cash equivalents at the beginning of the period	475,339	1,971,811	0	1,971,811
Cash and cash equivalents at the end of the period	24,678	$ 1,503,349	1,971,811	475,339	1,971,811
Non-Cash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of founder shares			25,000	0
Offering costs paid through promissory note – related party			90,093	0
Accretion of Class A common stock to possible redemption			0	4,600,000
Deferred underwriting fee payable	$ 8,050,000		$ 8,050,000	$ 8,050,000	$ 8,050,000